Touchstone Non-US Equity Fund Investment Objectives and Goals - Touchstone Non-US Equity Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Non-US Equity Fund (formerly, Non-US ESG Equity Fund) Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Non-US Equity Fund (formerly, Non-US ESG Equity Fund) (the “Fund”) seeks long-term growth of capital.